AXP(SM)
                                                                  Intermediate
                                                               Tax-Exempt Fund
                                                        1999 SEMIANNUAL REPORT

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The goal of AXP Intermediate  Tax-Exempt Fund is to seek a high level of current income exempt from federal taxes.

Distributed by American Express  Financial  Advisors Inc.


AMERICAN EXPRESS Financial Advisors

Why Suffer From a `Lack of Interest'?
If you're looking for a higher yield than a typical tax-free money market fund with less price volatility than a typical tax-exempt bond fund, this fund is designed for you. Its yield is generally free from federal taxes, but not necessarily state and local taxes.

CONTENTS
From the Chairman........................3
From the Portfolio Manager...............3
Fund Facts...............................5
The 10 Largest Holdings..................6
Financial Statements.....................7
Notes to Financial Statements...........10
Investments in Securities...............16
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(icon of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of members to the board of directors and the selection of KPMG LLP as independent auditor.

o A change in the Fund's name from "IDS" to "AXP."

o A new shareholder service and distribution plan.

No other business was presented at the meeting, which was concluded by a report to shareholders from the investment department of American Express Financial Corporation.

Thanks to all of you for reviewing the proxy material and voting your proxies.


Aren H. Carlson


(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager
Municipal bonds experienced a relatively productive six months, although a rise in interest rates late in the period tempered their performance somewhat. For the Fund, the result was a total return (net asset value change and interest income) of 1.25% for the Fund's Class A shares in the first half of the fiscal year -- December 1998 through May 1999.

Despite ongoing reports of remarkably low inflation, a continuation of strong economic growth in the U.S. kept fixed-income investors on edge throughout most of the six months. (In fact, the only negative inflation news didn't surface until May, when the consumer price index came in higher than expected and the Federal Reserve Board said it was leaning toward raising short-term interest rates at some point.) Their concern led them to sell bonds, which in turn drove long-term interest rates up and bond prices down.

Compared with U.S. Treasury issues, the selling pressure on municipal bonds was far less, especially in the shorter-maturity issues this Fund concentrates on. Thus, in the end, the effect on the Fund's net asset value was minor -- a loss of 3 cents over the six months.

A NEUTRAL DURATION
As for the structure of the portfolio, I kept its duration close to neutral. (Duration, a function of the average maturity of the bonds in the portfolio, determines how sensitive the Fund's value is to changes in interest rates. The longer the duration, the greater the sensitivity.) Therefore, fluctuations in the net asset value were relatively small.

To enhance the Fund's yield, I added to the holdings of non-rated bonds, which are below-investment-grade issues that pay comparatively higher interest. I also increased the exposure to BBB-rated bonds (at the low end of the investment-grade scale), chiefly healthcare-related issues that, again, offered relatively attractive yields.

Looking to the rest of the fiscal year, I think that investors' concerns about higher inflation is likely to continue, as the U.S. economy has yet to show signs of slowing down. Therefore, I expect modest upward pressure on interest rates in the months ahead. If that scenario plays out, for the Fund it would likely result in performance not unlike the first half of the period.



Terry Fettig

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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                                        $5.11
Nov. 30, 1998                                                       $5.14
Decrease                                                            $0.03

Distributions -- Dec. 1, 1998 - May 31, 1999
From income                                                         $0.10
From capital gains                                                  $  --
Total distributions                                                 $0.10
Total return*                                                      +1.25%**

Class B -- 6-month performance

(All figures per share)

Net asset value (NAV)
May 31, 1999                                                        $5.10
Nov. 30, 1998                                                       $5.14
Decrease                                                            $0.04

Distributions -- Dec. 1, 1998 - May 31, 1999
From income                                                         $0.08
From capital gains                                                  $  --
Total distributions                                                 $0.08
Total return*                                                      +0.87%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                                        $5.10
Nov. 30, 1998                                                       $5.13
Decrease                                                            $0.03

Distributions -- Dec. 1, 1998 - May 31, 1999
From income                                                         $0.11
From capital gains                                                  $  --
Total distributions                                                 $0.11
Total return*                                                      +1.45%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.


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

The 10 Largest Holdings

                                                               Percent                   Value
                                                          (of net assets)         (as of May 31, 1999)
Alaska  Industrial  Development & Exploration  Authority
Electric Power Revenue
Bonds Upper Lynn Canal Regional Power Series 1997 A.M.T.
 5.00% 2002                                                     2.18%                   $701,439
Sandoval County New Mexico Multi-family Housing
Refunding Revenue Bonds Meadowlark Apartments
Series 1998B A.M.T.
 6.38% 2001                                                     1.87                     600,535
Chicago Illinois Unlimited Tax General Obligation
Refunding Bonds Series 1996B
 6.00% 2002                                                     1.70                     545,340
Houston Texas Water & Sewer System Prior Lien
Refunding Revenue Bonds Series 1992B
 5.75% 2002                                                     1.65                     529,379
New York State Dormitory Authority Health Care
Revenue Bonds Mental Health Services Facilities Series 1997B
 5.00% 2002                                                     1.60                     513,844
Massachusetts State Health & Education Facilities Authority
Hospital Revenue Bonds Caritas Christi Obligation Group
Series 1999A
 5.25% 2004                                                     1.59                     511,030
Denver Colorado City & County Airport Revenue Bonds
Series 1996 A.M.T.
 4.80% 2000                                                     1.58                     508,620
Knox County Tennessee Unlimited Tax General
Obligation Bonds Series 1997
 4.45% 2003                                                     1.58                     508,520
Long Beach Harbor California Revenue Bonds
Series 1993 A.M.T.
 4.50% 2002                                                     1.58                     508,176
North Springs Florida Improvement Special Assessment
District Revenue Bonds Parkland Isles Series 1997B
 6.25% 2005                                                     1.58                     508,040

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."


(icon of) pie chart


                           The 10 holdings listed here
                           make up 16.91% of net assets

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


Financial Statements

Statement of assets and liabilities
AXP Intermediate Tax-Exempt Fund

May 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $32,094,208)                                                      $32,374,029
Cash in bank on demand deposit                                                             22,484
Expense receivable from AEFC                                                                  133
Accrued interest receivable                                                               436,412
                                                                                          -------
Total assets                                                                          $32,833,058
                                                                                      -----------
Liabilities
Dividends payable to shareholders                                                           3,147
Payable for investment securities purchased                                               645,398
Accrued investment management services fee                                                    394
Accrued distribution fee                                                                      159
Accrued service fee                                                                           153
Accrued transfer agency fee                                                                    60
Accrued administrative services fee                                                            35
Other accrued expenses                                                                     27,717
                                                                                           ------
Total liabilities                                                                         677,063
                                                                                          -------
Net assets applicable to outstanding capital stock                                    $32,155,995
                                                                                      ===========
Represented by
Capital stock-- $.01 par value (Note 1)                                               $    62,984
Additional paid-in capital                                                             31,835,217
Undistributed net investment income                                                             1
Accumulated net realized gain (loss) (Note 5)                                             (22,028)
Unrealized appreciation (depreciation) on investments                                     279,821
                                                                                          -------
Total -- representing net assets applicable to outstanding capital stock              $32,155,995
                                                                                      ===========
Net assets applicable to outstanding shares:              Class A                     $24,228,625
                                                          Class B                     $ 7,926,247
                                                          Class Y                     $     1,123
Net asset value per share of outstanding capital stock:   Class A shares  4,745,498   $      5.11
                                                          Class B shares  1,552,716   $      5.10
                                                          Class Y shares        220   $      5.10
                                                                          ---------   -----------

See accompanying notes to financial statements.

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

Statement of operations

AXP Intermediate Tax-Exempt Fund
Six months ended May 31, 1999 (Unaudited)

Investment income
Income:
Interest                                                                       $720,086
                                                                               --------
Expenses (Note 2):
Investment management services fee                                               69,774
Distribution fee-- Class B                                                       27,807
Transfer agency fee                                                               8,783
Incremental transfer agency fee
   Class A                                                                          738
   Class B                                                                          480
Service fee
   Class A                                                                       20,574
   Class B                                                                        6,469
Administrative services fees and expenses                                         6,704
Compensation of board members                                                     4,018
Custodian fees                                                                    4,287
Printing and postage                                                              6,259
Registration fees                                                                12,279
Audit fees                                                                        6,750
Other                                                                             3,790
                                                                                  -----
Total expenses                                                                  178,712
   Less expenses voluntarily reimbursed by AEFC (Note 2)                         (7,945)
                                                                                 ------
                                                                                170,767
   Earnings credits on cash balances (Note 2)                                    (1,131)
                                                                                 ------
Total net expenses                                                              169,636
                                                                                -------
Investment income (loss) -- net                                                 550,450
                                                                                -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                       16,404
Net change in unrealized appreciation (depreciation) on investments            (226,289)
                                                                               --------
Net gain (loss) on investments                                                 (209,885)
                                                                               --------
Net increase (decrease) in net assets resulting from operations                $340,565
                                                                               ========

See accompanying notes to financial statements.

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

Statements of changes in net assets
AXP Intermediate Tax-Exempt Fund

                                                                        May 31, 1999   Nov. 30, 1998
                                                                      Six months ended   Year ended
                                                                          (Unaudited)

Operations and distributions
Investment income (loss) -- net                                         $   550,450    $   913,715
Net realized gain (loss) on security transactions                            16,404            111
Net change in unrealized appreciation (depreciation) on investments        (226,289)       260,381
                                                                           --------        -------
Net  increase  (decrease)  in  net  assets  resulting  from  operations     340,565      1,174,207
                                                                            -------      ---------
Distributions to shareholders from:
   Net investment income
      Class A                                                              (442,646)      (722,204)
      Class B                                                              (110,853)      (191,469)
      Class Y                                                                   (21)           (43)
                                                                                ---            ---
Total distributions                                                        (553,520)      (913,716)
                                                                           --------       --------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                               11,626,542     17,789,645
   Class B shares                                                         3,165,203      4,471,658
Reinvestment of distributions at net asset value
   Class A shares                                                           348,311        559,558
   Class B shares                                                           103,372        177,771
   Class Y shares                                                                23             43
Payments for redemptions
   Class A shares                                                        (8,239,056)   (14,921,647)
   Class B shares (Note 2)                                               (2,312,109)    (3,249,556)
                                                                         ----------     ----------
Increase (decrease) in net assets from capital share transactions         4,692,286      4,827,472
                                                                          ---------      ---------
Total increase (decrease) in net assets                                   4,479,331      5,087,963
Net assets at beginning of period                                        27,676,664     22,588,701
                                                                         ----------     ----------
Net assets at end of period                                             $32,155,995    $27,676,664
                                                                        ===========    ===========
Undistributed net investment income                                     $         1    $     3,071
                                                                        -----------    -----------


See accompanying notes to financial statements.

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Notes to Financial Statements

AXP Intermediate Tax-Exempt Fund
(Unaudited as to May 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Intermediate Tax-Exempt Fund (a series of AXP Tax-Exempt Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in bonds and other debt obligations.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to share-holders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.50
o Class B $20.50
o Class Y $17.50

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class A and $16.50 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares. Effective July 1, 1999, the Fund will pay a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% of the Fund's average daily net assets attributable to Class B shares.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective July 1, 1999, the Fund will convert the Shareholder Service Agreement with respect to Class A and Class B shares into the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $119,835 for Class A and $5,257 for Class B for the six months ended May 31, 1999.

AEFC agreed to waive certain fees and to absorb certain other of the Fund's expenses. Under this agreement, the Fund's total expenses, net of earnings credits, could not exceed 0.90% for Class A, 1.66% for Class B and 0.83% for Class Y of the Fund's average daily net assets.

During the six months ended May 31, 1999, the Fund's custodian and transfer agency fees were reduced by $1,131 as a result of earnings credits from overnight cash balances.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $6,790,120 and $1,957,485, respectively, for the six months ended May 31, 1999. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                              Six months ended May 31, 1999
                                         Class A         Class B       Class Y
Sold                                    2,263,037        616,426           --
Issued for reinvested distributions        67,881         20,150            4
Redeemed                               (1,605,062)      (450,167)          --
                                       ----------       --------        -----
Net increase (decrease)                   725,856        186,409            4

                                               Year ended Nov. 30, 1998
                                         Class A         Class B       Class Y
Sold                                    3,481,871        874,848           --
Issued for reinvested distributions       109,456         34,779            9
Redeemed                               (2,919,889)      (635,720)          --
                                       ----------       --------        -----
Net increase (decrease)                   671,438        273,907            9


5. CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund has a capital loss carryover of $38,432 as of Nov. 30, 1998, that if not offset by subsequent capital gains, will expire in 2005. It is unlikely the board will authorize a distribution of any net realized gain for the Fund until its capital loss carryover has been offset or expires.

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 1999.

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

7. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Nov 30,

Per share income and capital changesa

                                     Class A                             Class B                           Class Y

                           1999c   1998   1997   1996b       1999c    1998    1997    1996b      1999c   1998   1997   1996b

Net asset value,
beginning of period       $5.14   $5.09  $5.04  $5.00       $5.14    $5.09   $5.04   $5.00      $5.13   $5.09  $5.04  $5.00

Income from investment operations:

Net investment
income (loss)               .10     .19    .18     --         .08      .15     .14      --        .11     .19    .18     --

Net gains (losses) (both
realized and unrealized)   (.03)    .05    .05    .04        (.04)     .05     .05     .04       (.03)    .05    .05    .04

Total from investment
operations                  .07     .24    .23    .04         .04      .20     .19     .04        .08     .24    .23    .04

Less distributions:
Dividends from net
investment income          (.10)   (.19)  (.18)    --        (.08)    (.15)   (.14)     --       (.11)   (.20)  (.18)    --

Net asset value,
end of period             $5.11   $5.14  $5.09  $5.04       $5.10    $5.14   $5.09   $5.04      $5.10   $5.13  $5.09  $5.04

Ratios/supplemental data

Net assets, end of period
(in millions)               $24     $21    $17     $2          $8       $7      $6     $--        $--     $--    $--    $--

Ratio of expenses to
average daily net assetsd  .92%e,f .92%e  .93%e  .90%e,f    1.68%e,f 1.67%e  1.68%e  1.66%e,f    .91%e,f .78%e  .80%e  .73%e,f

Ratio of net investment
income (loss) to average
daily net assets          3.73%f  3.76%  3.60%  3.19%f      2.97%f   3.01%   2.87%   2.04%f     3.89%f  3.83%  3.84%  2.32%f

Portfolio turnover rate
(excluding short-term
securities)                  6%      7%    24%     --          6%       7%     24%      --         6%      7%    24%     --

Total returng             1.25%   4.85%  4.44%   .96%        .87%    4.07%   3.67%    .92%      1.45%   4.78%  4.57%    97%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Nov. 13, 1996.
c Six months ended May 31, 1999 (Unaudited).
d Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. e AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses would have been 0.97%, 0.96%, 1.49% and 48.94% for Class A, 1.73%, 1.71%, 2.17% and 55.07% for Class B and 0.97%, 0.88%, 1.70% and
83.81% for Class Y for the periods ended 1999, 1998, 1997, and 1996, respectively.
f Adjusted to an annual basis.
g Total  return  does not  reflect  payment of a sales  charge.

Investments in Securities

AXP Intermediate Tax-Exempt Fund
May 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.2%)
Name of issuer and                          Coupon          Principal           Value(a)
title of issue(b,c)                          rate            amount

Alabama (1.2%)
Special Care Facilities Finance Authority
   Revenue Bonds Lanier Memorial Hospital
   Series 1997A
      11-01-01                                 5.50%        $390,000           $401,723

Alaska (3.9%)
Anchorage Light & Power Senior Lien
   Electric Utilities Refunding Revenue Bonds
   Series 1996C (AMBAC Insured)
      12-01-99                                 4.10          100,000            100,447
Anchorage Unlimited Tax General Obligation Bonds
   Series 1992 (MBIA Insured)
      08-01-01                                 5.85          425,000            443,267
Industrial Development & Exploration Authority
   Electric Power Revenue Bonds
   Upper Lynn Canal Regional Power
   Series 1997 A.M.T.
      01-01-02                                 5.00          705,000            701,439
Total                                                                         1,245,153

California (2.9%)
Lake Elsinore School Financing Authority
   Revenue Bonds Series 1997
      09-01-02                                 5.10          205,000            211,244
      09-01-03                                 5.20          220,000            228,309
Long Beach Harbor Revenue Bonds Series 1993 A.M.T.
      05-15-02                                 4.50          500,000            508,176
Total                                                                           947,729

Colorado (2.9%)
Arvada Urban Renewal Authority
   Tax Allocation Refunding Revenue Bonds
   Series 1997A (MBIA Insured)
      09-01-02                                 5.25          200,000            207,492
Denver City & County Airport Revenue Bonds
   Series 1996 (MBIA Insured) A.M.T.
      11-15-00                                 4.80          500,000            508,620
Highlands Ranch District 3 Douglas County
   (ACA Insured)
      12-01-01                                 4.30          200,000            201,000
Total                                                                           917,112

Connecticut (1.0%)
State Development Authority Refunding Revenue Bonds
   Church Homes Incorporated 1st Mortgage
   Gross Health Care Series 1997
      04-01-00                                 4.65          200,000            201,122
State Unlimited General Obligation Bonds Series 1995A
      03-15-00                                 5.00          130,000            131,906
Total                                                                           333,028

District of Columbia (1.5%)
Fixed Rate Revenue Bonds
   National Academy of Sciences
   Series 1999A (AMBAC Insured)
      01-01-05                                 4.00          500,000            490,165

Florida (8.0%)
Grand Haven Community Development District
   Special Assessment Bonds Flagler County
   Series 1997A
      05-01-02                                 6.30          300,000            305,715
Heritage Palms Community Development District
   Capital Improvement Revenue Bonds
   Series 1998
      11-01-03                                 5.40          400,000            395,960
Hillsborough County Industrial Development Authority
   Health Facilities Revenue Bonds
   University Community Hospital Series 1999A
      08-15-03                                 4.50          500,000            497,470
Lakewood Ranch Community Development District 1
   Manatec County Benefit Special Assessment Bonds
   Series 1998
      05-01-17                                 7.30          250,000            254,495
North Springs Improvement Special Assessment
   District Revenue Bonds Parkland Isles Series 1997B
      05-01-05                                 6.25          500,000            508,040
State Ports Financing  Commission Port District
   Revenue Bonds Series 1996 (MBIA Insured) A.M.T.
      06-01-03                                 4.60          100,000            102,001
Stoneybrook Community Development District
   Capital Improvement Revenue Bonds
   Lee County Series 1998B
      05-01-08                                 5.70          500,000            496,185
Total                                                                         2,559,866

Georgia (0.9%)
Clarke County Hospital Authority Hospital Revenue
   Certificates Series 1996 (MBIA Insured)
      01-01-01                                 5.00          150,000            152,889
Dalton Development Authority Revenue Certificates
   Series 1996 (MBIA Insured)
      08-15-04                                 4.63          125,000            127,810
Total                                                                           280,699

Hawaii (0.6%)
State Housing Finance & Development
   Single Family Mortgage Revenue Bonds
   Series 1998A A.M.T.
      07-01-01                                 4.25          200,000            199,598

Illinois (6.4%)
Chicago Unlimited General Obligation
   Refunding Bonds Series 1996B (FGIC Insured)
      01-01-00                                 5.00          130,000            131,326
Chicago Unlimited Tax General Obligation
   Refunding Bonds Series 1996B (FGIC Insured)
      01-01-02                                 6.00          520,000            545,340
Dundee Township Open Space General Obligation Bonds
   Series 1997 (FSA Insured)
      12-01-02                                 4.40          250,000            252,948
Health Facility Authority Nursing Home
   Refunding Revenue Bonds
   Covenant Retirement Communities Series 1998
      12-01-00                                 4.20          415,000            416,390
McDonough County Hospital District
   Hospital Facility Refunding Revenue Bonds
   Series 1998
      07-01-01                                 4.35          200,000            200,508
North Chicago Unlimited General Obligation
   Refunding Bonds Series 1996 (FGIC Insured)
      01-01-01                                 4.60          200,000            202,492
State Educational Facilities Authority Revenue Bonds
   Lewis University Series 1996
      10-01-03                                 5.10          140,000            144,313
State Health Facilities Authority Hospital
   Refunding Revenue Bonds Series 1996A
      08-15-03                                 5.00          125,000            128,129
Total                                                                         2,021,446

Indiana (1.7%)
Ball State University Board of Trustees
   Refunding Revenue Bonds
   Student Fee Series 1999 (FGIC Insured)
      07-01-04                                 4.00          320,000            317,085
Health Facility Finance Authority
   Hospital Revenue Bonds
   Jackson County Schneck Memorial Hospital
   Series 1998
      02-15-00                                 4.15          100,000            100,137
State Transportation Finance Authority Airport
   Facility Lease Refunding Revenue Bonds
   Series 1996A (AMBAC Insured)
      11-01-03                                 4.50          125,000            127,559
Total                                                                           544,781

Iowa (0.6%)
Higher Education Loan Authority Refunding Revenue
   Bonds Luther College Series 1997
      09-01-99                                 4.40          200,000            200,258

Kansas (0.6%)
State Development Finance Authority
   Health Facilities Revenue Bonds Hays Medical Center
   Series 1997B (MBIA Insured)
      11-15-00                                 5.00          200,000            204,466

Louisiana (1.8%)
Jefferson Parish Home Mortgage Authority Single Family
   Revenue Bonds Series 1997A
   (GNMA & FNMA Insured) A.M.T.
      06-01-07                                 4.90          260,000            263,957
State Public Facilities Authority
   College Revenue Bonds Series 1997
      02-01-03                                 5.10          100,000            102,618
State Unlimited Tax General Obligation
   Refunding Bonds Series 1996A
      08-01-02                                 6.00          200,000            212,170
Total                                                                           578,745

Maine (0.3%)
State Technical College System Certificates of Participation
   Series 1997 (MBIA Insured)
      01-01-02                                 4.80          100,000            101,923

Massachusetts (4.1%)
State Education Finance Authority
   Student Loan Refunding Revenue Bonds
   Issue E Series 1999A A.M.T.
      07-01-05                                 4.10          500,000            491,520
State Health & Education Facilities Authority
   Hospital Revenue Bonds
   Caritas Christi Obligation Group
   Series 1999A
      07-01-04                                 5.25          500,000            511,030
State Health & Education Facilities Authority
   Hospital Revenue Bonds
   Milford-Whitinsville Regional Hospital
   Series 1998C
      07-15-01                                 5.00          300,000            304,614
Total                                                                         1,307,164

Michigan (6.5%)
Chippewa County Finance Authority
   Hospital Refunding Revenue Bonds
   Chippewa County War Memorial Hospital
   Series 1997B
      11-01-01                                 4.75          200,000            202,128
Concord Academy Certificate of Participation Series 1998
      10-01-03                                 5.70          175,000            173,528
Countryside Charter School
   Full Term Certificates of Participation
   Berrien County Series 1999
      04-01-04                                 5.70          145,000            144,443
Garden City Hospital Finance Authority
   Hospital Revenue Bonds Series 1998
      09-01-03                                 5.38          200,000            200,676
Livingston Developmental Agency
   Certificates of Participation Series 1999
      05-01-05                                 5.70          145,000            144,920
State Hospital Finance Authority
   Refunding Revenue Bonds
   Chelsea Community Hospital
   Series 1998
      05-15-01                                 4.50          200,000            200,978
State Hospital Finance Authority
   Revenue Bonds Series 1997
      01-01-00                                 5.60          135,000            136,197
State Trunk Line Fuel Sales Tax
   Refunding Revenue Bonds 1st Series 1992B
      10-01-99                                 5.10          100,000            100,616
Summit Academy Certificates of Participation
   Junior High School Facility Series 1999
      09-01-04                                 5.70          260,000            258,578
Summit Academy Certificates of Participation
   Series 1998
      09-01-04                                 5.70          500,000            497,266
Total                                                                         2,059,330

Minnesota (5.2%)
Crow Finance Authority Tribal Purpose
   Revenue Bonds Series 1998
      10-01-02                                 5.00          315,000            321,580
Hastings Healthcare Tax-Exempt Nursing Home
   Revenue Bonds Regina Medical Center (ACA Insured)
      09-15-03                                 4.30          285,000            284,498
Minneapolis Community Development Agency
   Limited Tax Supported Development Revenue
   Common Fund Bonds Series 1997
      06-01-99                                 4.70          160,000            160,026
Minneapolis  Community  Development  Agency
   Limited Tax  Supported  Development Revenue
   Common Fund Bonds Series 1997 A.M.T.
      06-01-99                                 4.90          205,000            205,038
      06-01-00                                 5.10          215,000            218,294
State Higher Education Facilities Authority
   Mortgage Revenue Bonds
   Augsburg College Series 1999 4-Y
      10-01-04                                 4.40          250,000            247,713
      10-01-05                                 4.40          250,000            245,940
Total                                                                         1,683,089

Mississippi (0.9%)
Jackson Airport Authority Revenue Bonds
   (AMBAC Insured) A.M.T.
      12-01-01                                 6.25          135,000            142,154
      12-01-02                                 6.25          145,000            154,748
Total                                                                           296,902

Missouri (1.6%)
Kansas City Water Revenue Bonds Series 1996B
      12-01-99                                 5.75          100,000            101,272
State Health & Educational Facility Authority
   Hospital Revenue Bonds Series 1993A
      05-15-02                                 4.50          125,000            126,538
West Plains Industrial Development Authority
   Hospital Revenue Bonds Ozarks Medical Center
      11-15-01                                 4.60          290,000            292,473
Total                                                                           520,283

Nevada (0.3%)
Washoe County Limited General Obligation
   Refunding Bonds Series 1993B (AMBAC Insured)
      09-01-00                                 4.80          100,000            101,791

New Hampshire (0.3%)
State Business Finance Authority Resource
   Recovery Revenue Bonds (MBIA Insured)
      07-01-01                                 4.65          100,000            101,578

New Mexico (4.0%)
Sandoval County Multi-family Housing
   Refunding Revenue Bonds Meadowlark Apartments
   Series 1998B A.M.T.
      07-01-01                                 6.38          600,000            600,535
Santa Fe County Lifecare Revenue Bonds
   El Castillo Retirement Series 1998A
      05-15-04                                 5.00          200,000            199,996
Santa Fe Educational Facilities College
   Improvement Refunding Revenue Bonds Series 1997
      10-01-03                                 5.20          235,000            242,905
      10-01-04                                 5.30          245,000            255,025
Total                                                                         1,298,461

New York (7.7%)
New York City Unlimited General Obligation Bonds
   Series 1997G
      10-15-00                                 5.00          100,000            102,130
      08-01-02                                 5.00          300,000            304,569
      10-15-02                                 5.00          200,000            206,781
New York City Unlimited Tax
   General Obligation Bonds Series 1999F
      08-01-04                                 4.00          500,000            493,540
State Dormitory Authority Federal Housing
   Authority Insured Hospital Revenue Bonds
   Series 1996 (AMBAC Insured)
      02-01-01                                 5.00          125,000            127,501
State Dormitory Authority Health Care Revenue Bonds
   Mental Health Services Facilities Series 1997B
      08-15-02                                 5.00          500,000            513,844
State Environmental Facilities Corporation
   Special Obligation Lease Refunding Revenue Bonds
   Series 1996 (AMBAC Insured)
      04-01-01                                 4.60          200,000            203,282
State Mortgage Agency Single Family Housing
   Revenue Bonds Series 1998 A.M.T.
      04-01-01                                 4.15          500,000            501,895
Total                                                                         2,453,542

North Carolina (0.3%)
Union City Unlimited General Obligation Bonds
   Series 1996B (MBIA Insured)
      05-01-01                                 5.25          100,000            102,883

North Dakota (1.8%)
State Housing Finance Agency Home Mortgage Finance
   Revenue Bonds Single Family Housing
   Series 1998A A.M.T.
      01-01-01                                 4.20          200,000            200,066
      07-01-01                                 4.20          275,000            275,121
Ward County Health Care Facilities
   Revenue Bonds Series 1996A
      07-01-03                                 5.40          100,000            103,483
Total                                                                           578,670

Ohio (4.8%)
Akron Bath Copley Joint Township Hospital District
   Revenue Bonds Summa Hospital
   Series 1998A
      11-15-03                                 4.50          500,000            496,720
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
      12-01-10                                 6.25          235,000            246,343
Cleveland Cuyahoga County Port Authority
   Refunding Revenue Bonds
   Sub Rock & Roll Hall of Fame
      12-01-02                                 5.10          300,000            306,504
Sandusky County Hospital Facilities Refunding
   Revenue Bonds Memorial Hospital
      01-01-00                                 4.40          500,000            501,545
Total                                                                         1,551,112

Oklahoma (0.8%)
Enid Municipal Authority Sales Tax & Utility
   Refunding Revenue Bonds
   Series 1996 (AMBAC Insured)
      02-01-00                                 4.50          250,000            252,123

Pennsylvania (5.8%)
Clarion County Hospital Authority
   Hospital Refunding Revenue Bonds
   Clarion Hospital Series 1997
      07-01-00                                 4.60          200,000            200,892
      07-01-01                                 4.75          200,000            201,238
Commonwealth of Pennsylvania Unlimited General
   Obligation Bonds 3rd Series 1993
      09-01-00                                 4.50          150,000            152,100
Cumberland County Municipal Authority
   Nursing Home Revenue Bonds Series 1996
      12-01-03                                 5.35          125,000            127,283
Delaware County Industrial Development Authority
   Pollution Control Refunding Revenue Bonds Series 1997A
      01-01-01                                 5.30          500,000            504,374
New Wilmington Municipal Authority
   College Revenue Bonds
   Westminster College Series 1998
      03-01-00                                 4.30          190,000            190,808
State Higher Educational Facilities Authority
   Revenue Bonds UPMC Health System
   Series 1999A
      08-01-05                                 4.05          500,000            488,855
Total                                                                         1,865,550

Rhode Island (0.6%)
State Refunding Certificates of Participation
   Series 1997 (MBIA Insured)
      10-01-02                                 4.70          200,000            204,028

South Dakota (1.1%)
Sioux Falls Health Facilities
   Hospital Revenue Bonds
   Evangelical Lutheran Good Samaritan Society
   Series 1998B (AMBAC Insured)
      06-01-01                                 4.45          200,000            200,494
Sioux Falls Sales Tax Revenue Bonds
   Series 1996A (AMBAC Insured)
      11-15-04                                 5.00          150,000            156,248
Total                                                                           356,742

Tennessee (1.6%)
Knox County Unlimited Tax General
   Obligation Bonds Series 1997
      02-01-03                                 4.45          500,000            508,520

Texas (7.8%)
Denison Hospital Authority Revenue Bonds Series 1997
      08-15-02                                 5.45          255,000            260,936
Harris County Municipal Utilities District 196
   Water & Sewer Revenue Bonds Series 1998
      09-01-03                                 4.40          140,000            139,486
      09-01-05                                 4.50          155,000            154,202
Harris County Municipal Utilities District 230
   Unlimited Tax General Obligation Bonds
   Series 1999
      09-01-03                                 4.20          140,000            138,477
      09-01-04                                 4.30          150,000            147,924
      09-01-05                                 4.40          160,000            157,294
Houston Water & Sewer System Junior Lien
   Refunding Revenue Bonds Series 1992C (MBIA Insured)
      12-01-99                                 5.10          100,000            100,923
Houston Water & Sewer System Prior Lien
   Refunding Revenue Bonds Series 1992B (MBIA Insured)
      12-01-02                                 5.75          500,000            529,379
Houston Water & Sewer System Refunding Revenue Bonds
   Series 1992B
      12-01-99                                 5.25          250,000            252,418
Hutto Independent School District Unlimited Tax
   School Building & Refunding Bonds
   Series 1997 (Permanent School Fund Guarantee)
      02-01-00                                 4.40          100,000            100,794
Tyler Health Facility Development Hospital Revenue Bonds
   Mother Frances Hospital Series 1997A
      07-01-99                                 5.00          200,000            200,264
Webb County Certificates of Participation
   Series 1997A (Asset Guaranty)
      10-01-00                                 4.45          300,000            303,279
Total                                                                         2,485,376

Utah (2.0%)
Granger & Hunter Improvement District
   Water & Sewer Refunding Revenue Bonds
   Series 1998 (FSA Insured)
      03-01-00                                 4.00          300,000            301,623
Salt Lake City College Revenue Bonds
   Westminster College Series 1997
      10-01-00                                 4.50          185,000            186,719
Salt Lake City School District Unlimited General

            Obligation Bonds Series 1995A
      03-01-01                                 5.25          150,000            154,050
Total                                                                           642,392

Virginia (0.3%)
Chesapeake Individual Development Authority
   Public Facility Lease Revenue Bonds
   Series 1996 (MBIA Insured)
      06-01-03                                 4.80          100,000            102,563

Washington (3.8%)
Spokane County Airport Revenue Bonds
   Passenger Facilities Charge
   Series 1999A (AMBAC Insured)
      10-01-04                                 4.00          500,000            495,475
State Higher Education Facilities Authority
   Refunding Revenue Bonds
   University of Puget Sound
      10-01-01                                 5.00          200,000            204,710
State Housing Finance Commission
   Single Family Program Bonds
   (FNMA Insured) A.M.T.
      06-01-01                                 4.35          205,000            204,469
State Public Power Supply System Nuclear Project 3
   Refunding Revenue Bonds Series 1993B
      07-01-02                                 5.15          300,000            309,576
Total                                                                         1,214,230

West Virginia (0.3%)
State Facility Authority Community Building
   Series 1997A (MBIA Insured)
      07-01-02                                 5.00          100,000            103,142

Wisconsin (1.7%)
State Health & Educational Facilities Authority
   College Revenue Bonds
   Carroll College Series 1998
      10-01-00                                 4.30          200,000            200,962
State Health & Educational Facilities Authority
   Nursing Home Revenue Bonds
   St. John's Home of Milwaukee & Sunrise Care Center
   Series 1997
      12-15-01                                 4.70          100,000            101,122
State Health & Educational Facilities Authority
   Revenue Bonds Meriter Hospital Series 1996
      12-01-99                                 4.65          100,000            100,657
State Health & Educational Facilities Authority
   Revenue Bonds Series 1996 (MBIA Insured)
      12-01-04                                 4.75          150,000            153,797
Total                                                                           556,538

Wyoming (0.6%)
Teton County School District 1 Public Facilities
   Joint Powers
      06-01-01                                 4.20          200,000            201,328

Total municipal bonds
(Cost: $31,294,208)                                                         $31,574,029

Municipal notes (2.5%)
Issuer(c,d)                                Effective         Amount             Value(a)
                                             yield         payable at
                                                            maturity

New York City Series 1994B2
      08-15-11                                 3.30%        $100,000           $100,000
Texas Gulf Coast Waste Disposal Authority
   (Amoco) Pollution Control Refunding Revenue Bonds
   Series 1992
      10-01-17                                 3.30          100,000            100,000
University of Michigan Refunding Revenue Bonds
   Hospital Series 1992A V.R.
      12-01-19                                 3.30          400,000            400,000
University of Michigan Refunding Revenue Bonds
   Hospital Series 1995A V.R.
      12-01-27                                 3.30          100,000            100,000
Valdez Alaska Marine Terminal
   (Exxon Pipeline) Series 1985 V.R.
      10-01-25                                 3.30          100,000            100,000

Total municipal notes
(Cost: $800,000)                                                               $800,000

Total investments in securities
(Cost: $32,094,208)(e)                                                      $32,374,029

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA      --  ACA Financial Guaranty Corporation
AMBAC    --  American Municipal Bond Association Corporation
BIG      --  Bond Investors Guarantee
CGIC     --  Capital Guaranty Insurance Company
FGIC     --  Financial Guarantee Insurance Corporation
FHA      --  Federal Housing Authority
FNMA     --  Federal National Mortgage Association
FSA      --  Financial Security Assurance
GNMA     --  Government National Mortgage Association
MBIA     --  Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.   --  Alternative Minimum Tax -- As of May 31, 1999, the value of securities subject to alternative minimum tax represented 16.41%
             of net assets.
B.A.N.   --  Bond Anticipation Note
C.P.     --  Commercial Paper
R.A.N.   --  Revenue Anticipation Note
T.A.N.   --  Tax Anticipation Note
T.R.A.N. --  Tax & Revenue Anticipation Note
V.R.     --  Variable Rate
V.R.D.B. --  Variable Rate Demand Bond
V.R.D.N. --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 1999.

(e) At May 31, 1999,  the cost of securities for federal income tax purposes was
approximately   $32,094,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $343,000
Unrealized depreciation                                                 (63,000)
                                                                        -------
Net unrealized appreciation                                            $280,000

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